Provisions - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Claims | Bottom of range
Disclosure of other provisions [Line Items]
Cash outflows for existing provisions expected period (in years)	one
Claims | Top of range
Disclosure of other provisions [Line Items]
Cash outflows for existing provisions expected period (in years)	five years
Lease restoration | Bottom of range
Disclosure of other provisions [Line Items]
Cash outflows for existing provisions expected period (in years)	one
Lease restoration | Top of range
Disclosure of other provisions [Line Items]
Cash outflows for existing provisions expected period (in years)	fifteen years